Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Details
Cash and Cash Equivalents	$ 10,393,385	$ 36,994,858
Restricted Cash	10,414,485	4,735,652
Total Cash, Cash Equivalents and Restricted Cash	$ 20,807,870	$ 41,730,510